INVESTMENTS IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2017, and December 31, 2016:

(in thousands of $)	2017	2016
Total minimum lease payments to be received	916,765	862,083
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(211,508)	(287,168)
Net minimum lease payments receivable	705,257	574,915
Estimated residual values of leased property (un-guaranteed)	232,424	213,901
Less: unearned income	(319,610)	(232,781)
Total investment in direct financing leases	618,071	556,035
Current portion	32,096	32,220
Long-term portion	585,975	523,815
	618,071	556,035

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2017, are as follows:

Year ending December 31,	(in thousands of $)
2018	98,630
2019	98,238
2020	97,591
2021	97,012
2022	89,714
Thereafter	435,580
Total minimum lease revenues	916,765